Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017		Jan. 01, 2017		Dec. 31, 2016
Current assets
Cash and cash equivalents		$ 7,561	$ 21,511	[1]	$ 10,338	[1]	$ 10,338
Restricted cash		935	435	[1]	405	[1]
Trade and other receivables		6,728	8,736	[1]	5,144	[1]
Contract assets		4,534	6,578	[1]	5,572	[1]
Inventories		17,174	15,048	[1]	17,130	[1]
Prepaid expenses		1,960	1,374	[1]	1,198	[1]
Total current assets		38,892	53,682	[1]	39,787	[1]
Non-current assets
Restricted cash		241	468	[1]	535	[1]
Contract assets		1,689	645	[1]
Investment in joint ventures		1,644	2,797	[1]	1,750	[1]
Property, plant and equipment		2,867	3,874	[1]	4,095	[1]	4,095
Intangible assets		232	180	[1]	203	[1]
Goodwill		4,359	4,569	[1]	4,019	[1]	4,019
Total non-current assets		11,032	12,533	[1]	10,602	[1]
Total assets		49,924	66,215	[1]	50,389	[1]
Current liabilities
Operating borrowings	[1]		1,200		2,111
Trade and other payables		9,068	9,736	[1]	7,235	[1]
Contract liabilities		14,581	11,821	[1]	10,268	[1]
Financial liabilities		3,359	4,913	[1]	3,939	[1]
Provisions		2,041	1,744	[1]	2,045	[1]
Deferred funding		1,744	880	[1]	508	[1]
Total current liabilities		30,793	30,294	[1]	26,106	[1]
Non-current liabilities
Other liabilities		5,711	8,516	[1]	9,262	[1]
Contract liabilities		1,420	2,223	[1]	3,494	[1]
Provisions		810	976	[1]	841	[1]
Deferred funding		229	33	[1]	12	[1]
Total non-current liabilities		8,170	11,748	[1]	13,609	[1]
Total liabilities		38,963	42,042	[1]	39,715	[1]
Equity
Share capital		387,911	387,746	[1]	365,923	[1]
Contributed surplus		20,717	19,885	[1]	19,255	[1]
Accumulated other comprehensive loss		(2,681)	(1,811)	[1]	(3,623)	[1]
Deficit		(394,986)	(381,647)	[1]	(370,881)	[1]
Total equity		10,961	24,173	[1]	10,674	[1]	$ 10,382
Total equity and liabilities		$ 49,924	$ 66,215	[1]	$ 50,389	[1]

[1]	Restated (Note 5)